UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     August 12, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $922,443 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106    12251  4801054 SH       SOLE                  4801054        0        0
ADVANCED MICRO DEVICES INC     COM              007903107     7320  1000000 SH       SOLE                  1000000        0        0
AIRGAS INC                     COM              009363102    67176  1080000 SH       SOLE                  1080000        0        0
ALCON INC                      COM SHS          H01301102    88914   600000 SH       SOLE                   600000        0        0
ALCON INC                      COM SHS          H01301102      215   100000 SH  CALL SOLE                   100000        0        0
ASPEN TECHNOLOGY INC           COM              045327103    38019  3491200 SH       SOLE                  3491200        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     7420  5578800 SH       SOLE                  5578800        0        0
CIT GROUP INC                  COM NEW          125581801    82838  2446500 SH       SOLE                  2446500        0        0
COCA COLA ENTERPRISES INC      COM              191219104    51772  2002000 SH       SOLE                  2002000        0        0
DEPOMED INC                    COM              249908104    19012  6790000 SH       SOLE                  6790000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     4750   216000 SH       SOLE                   216000        0        0
HEALTH NET INC                 COM              42222G108    73110  3000000 SH       SOLE                  3000000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    52500  5000000 SH       SOLE                  5000000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     2931  2007378 SH       SOLE                  2007378        0        0
MACYS INC                      COM              55616P104    46540  2600000 SH       SOLE                  2600000        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    19670  1000000 SH       SOLE                  1000000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    50120  1000000 SH       SOLE                  1000000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    25025  4600100 SH       SOLE                  4600100        0        0
PHH CORP                       COM NEW          693320202    79401  4170200 SH       SOLE                  4170200        0        0
PHH CORP                       NOTE 4.000% 4/1  693320AH6    16256 15000000 PRN      SOLE                 15000000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     8244   400000 SH       SOLE                   400000        0        0
RF MICRODEVICES INC            COM              749941100    14858  3800000 SH       SOLE                  3800000        0        0
TRANSDIGM GROUP INC            COM              893641100    91854  1800000 SH       SOLE                  1800000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       38  1875000 SH       SOLE                  1875000        0        0
VIEWPOINT FINL GROUP           COM              926727108     7751   775100 SH       SOLE                   775100        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    18278  1294507 SH       SOLE                  1294507        0        0
XEROX CORP                     COM              984121103    36180  4500000 SH       SOLE                  4500000        0        0